Condensed Statements of Stockholders' Equity/Divisional Equity (USD $)	Total	Series A Preferred Stock [Member]	Deficit Accumulated Since Incorporation [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Divisional Equity [Member]	Parent Company's Net Deficit [Member]
Balance at Dec. 31, 2002
Net loss	(89,000)						(89,000)
Balance at Dec. 31, 2003	(89,000)						(89,000)
Net loss	(3,272,000)						(3,272,000)
Net transactions with Parent Company	2,393,000						2,393,000
Balance at Dec. 31, 2004	(968,000)						(968,000)
Net loss	(2,209,000)						(2,209,000)
Net transactions with Parent Company	2,727,000						2,727,000
Balance at Dec. 31, 2005	(450,000)						(450,000)
Net loss	(2,405,000)						(2,405,000)
Net transactions with Parent Company	2,587,000						2,587,000
Balance at Dec. 31, 2006	2,000
Balance at Dec. 31, 2006	(268,000)						(268,000)
Balance at Apr. 03, 2006	0
Cash contribution from Parent Company	2,000					2,000
Balance at Dec. 31, 2006	2,000					2,000
Balance at Dec. 31, 2006	(268,000)
Non-cash equity adjustments from Parent Company	4,318,000					4,318,000
Stock-based compensation	1,814,000					1,814,000
Cash contribution from Parent Company	15,679,000					15,679,000
Net loss	(10,990,000)					(10,990,000)
Balance at Dec. 31, 2007	10,823,000					10,823,000
Non-cash equity adjustments from Parent Company	750,000					750,000
Stock-based compensation	3,824,000					3,824,000
Cash contribution from Parent Company	7,944,000					7,944,000
Net loss	(14,373,000)					(14,373,000)
Balance at Dec. 31, 2008	8,968,000					8,968,000
Non-cash equity adjustments from Parent Company	(1,756,000)					(1,756,000)
Stock-based compensation	4,202,000					4,202,000
Cash contribution from Parent Company	7,714,000					7,714,000
Net loss	(18,387,000)					(18,387,000)
Balance at Dec. 31, 2009	741,000					741,000
Non-cash equity adjustments from Parent Company	(2,326,000)					(2,326,000)
Stock-based compensation	4,368,000					4,368,000
Cash contribution from Parent Company	11,640,000					11,640,000
Net loss	(11,993,000)					(11,993,000)
Balance at Dec. 31, 2010	2,430,000					2,430,000
Issuance of Series A convertible preferred stock, shares	0
Non-cash equity adjustments from Parent Company	(8,083,000)					(8,083,000)
Cash contributions to Parent Company, net	369,000					369,000
Stock-based compensation	1,987,000					1,987,000
Reclassification of derivative liability upon elimination of obligation	9,249,000					9,249,000
Net loss-Predecessor (RNAi)	(7,682,000)					(7,682,000)
Recapitalization of divisional deficit			(1,740,000)		10,000	1,730,000
Recapitalization of divisional deficit, Shares				3,347,996
Stock-based compensation	122,000				122,000
Cash contribution from Parent Company	1,500,000				1,500,000
Expenses paid by Parent Company for RXi	2,058,000				2,058,000
Net loss	(2,537,000)		(2,537,000)
Balance at Dec. 31, 2011	(587,000)		(4,277,000)		3,690,000
Balance, shares at Dec. 31, 2011				3,347,996
Issuance of Series A convertible preferred stock		9,500,000
Issuance of Series A convertible preferred stock, shares	9,726	9,500
Beneficial conversion feature related to Series A convertible preferred stock	9,500,000	(9,500,000)			9,500,000
Accretion of beneficial conversion feature related to Series A convertible preferred stock	(9,500,000)	9,500,000			(9,500,000)
Issuance of common stock in exchange for patent and technology rights	6,173,000				6,173,000
Issuance of common stock in exchange for patent and technology rights, shares	1,394,997			1,394,997
Stock-based compensation	968,000				968,000
Issuance of common stock warrants in exchange for services	13,000				13,000
Expenses paid by Parent Company for RXi	699,000				699,000
Conversion of Series A convertible preferred stock	224,000	(224,000)			224,000
Conversion of Series A convertible preferred stock to common stock, shares	546,014	(224)		546,014
Fair value of Series A convertible preferred stock dividends	(3,315,000)				(3,315,000)
Dividends paid on Series A convertible preferred stock	2,865,000	450,000			2,865,000
Dividends paid on Series A convertible preferred stock, shares		450
Net loss	(12,880,000)		(12,880,000)
Balance at Dec. 31, 2012	(5,840,000)	9,726,000	(17,157,000)		11,317,000
Balance, shares at Dec. 31, 2012		9,726		5,289,007
Issuance of common stock, net of offering costs of $727	15,651,000			1,000	15,650,000
Issuance of Series A convertible preferred stock, shares	9,771
Issuance of common stock, net of offering costs of $727, shares				3,765,230
Issuance of common stock in exchange for patent and technology rights	12,250,000				12,250,000
Issuance of common stock in exchange for patent and technology rights, shares				1,666,666
Stock-based compensation	1,057,000				1,057,000
Conversion of Series A convertible preferred stock	295,000	(295,000)			295,000
Conversion of Series A convertible preferred stock to common stock, shares	719,082	(295)		719,082
Fair value of Series A convertible preferred stock dividends	(5,946,000)				(5,946,000)
Dividends paid on Series A convertible preferred stock	5,606,000	340,000			5,606,000
Dividends paid on Series A convertible preferred stock, shares		340
Net loss	(16,358,000)		(16,358,000)
Balance at Jun. 30, 2013	$ 6,715,000	$ 9,771,000	$ (33,515,000)	$ 1,000	$ 40,229,000
Balance, shares at Jun. 30, 2013		9,771		11,439,985